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                                                         Philadelphia, PA  19103
                                                         Telephone  215-564-8000
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Direct Dial: 215-564-8173

                                 August 3, 2007

Via Edgar

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

               Re:  Delaware Group Cash Reserve (the "Registrant")
                    File Nos. 811-02806/002-60770
                    Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 53
(the "Amendment") to the Registrant's  Registration  Statement on Form N-1A. The
Amendment was filed with the Securities and Exchange  Commission  electronically on July 27, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8173 or Jonathan M. Kopcsik at (215) 564-8099.

                                                     Sincerely,

                                                     /s/Ryan M. Orr
                                                     Ryan M. Orr

cc:      David F. Connor
         Bruce G. Leto

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